Consolidated Statements of Operations and Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues
Distribution (includes $160 related party revenues; 2015 - $159) (Note 26)	CAD 4,915	CAD 4,949
Transmission (includes $1,556 related party revenues; 2015 - $1,554) (Note 26)	1,587	1,536
Other		44
Total revenues	6,502	6,529
Costs
Purchased power (includes $2,103 related party costs; 2015 - $2,335) (Note 26)	3,427	3,450
Operation, maintenance and administration (Note 26)	1,043	1,130
Depreciation and amortization (Note 5)	769	757
Total costs	5,239	5,337
Income (loss) before financing charges and income taxes	1,263	1,192
Financing charges (Note 6)	392	376
Income before income taxes	871	816
Income taxes (Notes 7, 26)	135	114
Net income	736	702
Other comprehensive income	0	0
Comprehensive income	736	702
Net income and comprehensive income attributable to:
Noncontrolling interest (Note 25)	6	10
Preferred shareholder		13
Common shareholder	730	679
Net income	CAD 736	CAD 702
Earnings per common share (Note 23)
Basic	CAD 5,132	CAD 6,340
Diluted	5,132	6,340
Dividends per common share declared (Note 22)	CAD 14	CAD 8,750